Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)⁽¹⁾ Saluda Grade Mortgage Funding LLC

Name of the Issuing Entity	Deal Name	Closing Date	CIK#	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand⁽[4]⁾			Assets That Were Repurchased or Replaced⁽[5]⁾			Asset Pending Repurchase or Replacement (within cure period)⁽[6]⁾			Demand in Dispute⁽[7]⁾			Demand Withdrawn⁽[8]⁾			Demand Rejected⁽[9]⁾
Asset Type: Residential Mortgage Loans						(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Saluda Grade Alternative Mortgage Trust 2021-RTL1(2)	Mortgage-Backed Notes, Series 2021-RTL1	10/12/2021			Builders Capital Wholesale LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Pacific Private Money Inc	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Housemax Funding, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					FTF Lending, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					ELS Holdings LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Capital Fund I, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Vontive, Inc.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					IFP Fund I LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Double Backflip, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					AlphFlow Inc.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Quanta Finance, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Builders Trust Capital Fund, LP	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					ABL RPC Residential Credit Acquisition, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Sherman Bridge ALT Fund, LP	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Macoy Capital Mortgage, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Lynk Investments, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					RFLF 4, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Lima One Capital	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					RCS FUNDING GROUP LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Futures Financial, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Sharestates Inc.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Finance of America Mortgage LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					OAKTREE FUNDING CORP	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Veristone Fund I, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Snap.Build Corporation	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Loan Ranger Capital Investments LLC	0	0	0	1	455,000.00	0.20%	1	455000.00	0.20%	0	0	0	0	0	0	0	0	0	0	0	0
					Fairbridge Credit LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					BP Fast Lending	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Oaktree Funding Corp.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Global Integrity Finance LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Prefunded Amount (Cash)	N/A	227,500,000.00	100.00%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOTAL						0	227,500,000.00	100.00%	1	455,000.00	0.20%	1	455,000.00	0.20%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Saluda Grade Alternative Mortgage Trust 2022-RTL2(2)	Mortgage-Backed Notes, Series 2022-RTL2	01/21/2022			Oaktree Funding Corp.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					OAKTREE FUNDING CORP	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Double Backflip, LLC	0	0	0	1	179,000.00	0.07%	1	179000.00	0.07%	0	0	0	0	0	0	0	0	0	0	0	0
					Loan Ranger Capital Investments LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Nvestor Funding Inc.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Housemax Funding, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Pacific Private Money Inc	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Vontive, Inc.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Sharestates Inc.	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Quanta Finance, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					ELS Holdings LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					FTF Lending, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					BD Capital SE LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Snap.Build Corporation	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Capital Fund I, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Builders Capital Wholesale LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					AHL	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Veristone Fund I, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					IFP Fund I LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					RFLF 4, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Techo Funding LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					ABL RPC Residential Credit Acquisition, LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Realty Capital	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Capital On	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Lendvent Realty Capital LLC	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Builders Trust Capital Fund, LP	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Constitution	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Mission Real Estate	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Navesink River	0	0	0	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Prefunded Amount (Cash)	N/A	252,500,000	100.00%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOTAL						0	252,500,000	100.00%	1	179,000.00	0.07%	1	179,000.00	0.07%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Saluda Grade Alternative Mortgage Trust 2024-RTL4(3)	Mortgage-Backed Notes, Series 2024-RTL4	02/08/2024			Techo Funding	1	$1,314,928.73	0.53%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					RFLF 4, LLC	8	$20,576,612.00	8.23%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					HouseMax Funding LLC	25	$34,332,405.61	13.73%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Double Backflip LLC	7	$1,967,500.00	0.79%	1	177,000.00	0.07%	1	177000.00	0.07%	0	0	0	0	0	0	0	0	0	0	0	0
					Level Capital	4	$5,076,918.86	2.03%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Snap.Build	67	$18,834,700.00	7.53%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Capital Fund 1 LLC	29	$11,072,229.10	4.43%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Truly	30	$7,722,547.39	3.09%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Builders Capital	14	$36,988,138.73	14.80%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					CV3 Financial Services, LLC	89	$49,332,307.20	19.73%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					BD Capital	1	$1,503,453.40	0.60%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					FTF Lending, LLC	31	$14,222,922.53	5.69%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Oaktree Funding Corp	15	$4,734,293.16	1.89%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Nextres	0	0	0.00%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Nvestor	0	0	0.00%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Loan Ranger Capital LLC	0	0	0.00%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Cofi Lending	0	0	0.00%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Pacific Private Money Inc.	0	0	0.00%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Prefunded Amount (Cash)	N/A	$42,321,043.29	16.93%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOTAL						321	250,000,000.00	100.00%	1	177,000.00	0.07%	1	177,000.00	0.07%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Saluda Grade Alternative Mortgage Trust 2024-RTL5(3)	Mortgage-Backed Notes, Series 2024-RTL5	03/22/2024			BD Capital	5	$2,205,960.26	0.88%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Capital Fund 1 LLC	25	$10,589,652.35	4.24%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					CV3 Financial Services, LLC	48	$26,506,726.26	10.60%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Double Backflip LLC	78	$16,068,157.00	6.43%	10	1,294,000.00	0.52%	10	1,294,000.00	0.52%	0	0	0	0	0	0	0	0	0	0	0	0
					FTF Lending, LLC	108	$28,687,809.34	11.48%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					HouseMax Funding LLC	17	$18,343,208.34	7.34%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Level Capital	6	$5,032,223.53	2.01%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Loan Ranger Capital LLC	10	$3,225,128.15	1.29%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Oaktree Funding Corp	113	$30,394,907.18	12.16%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					RFLF 4, LLC	1	$1,867,800.00	0.75%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Veristone	15	$7,045,851.91	2.82%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Vontive, Inc.	9	$2,890,828.51	1.16%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Pacific Private Money Inc.	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Cofi Lending	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Snap.Build Corporation	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Trueline Capital Fund II, LLC	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
					Prefunded Amount (Cash)	N/A	$97,141,747.17	38.86%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
TOTAL						435	250,000,000.00	100.00%	10	1,294,000	0.52%	10	1,294,000	0.52%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Grand Total						756	980,000,000.00	100.00%	13	2,105,000	0.86%	13	2,105,000	0.86%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

Footnotes:

(1)       For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2)        Assets included in “Total Assets in ABS by Originator” initially consisted primarily of cash (the “Prefunded Amount”) and no mortgage loans, and as a result, the dollar amounts and percentages of total assets identified represent only the Prefunded Amount, which cash assets are not attributable to any of the originators identified.

(3)        Assets included in “Total Assets in ABS by Originator” initially consisted primarily of both cash (the “Prefunded Amount”) and certain mortgage loans, and as a result, the dollar amounts and percentages of total assets identified include that portion of the Prefunded Amount, which cash assets are not attributable to any of the originators identified.

(4)       Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5)       “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(6)       “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7)       “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8)       “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9)       “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.